SHAREHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDER'S EQUITY
15.	SHAREHOLDER'S EQUITY

The Company's 2002 employee equity incentive plan ("2002 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. Options to purchase 105,000,000 ordinary shares are authorized under the 2002 Plan. In 2005, the shareholders authorized additional 32,000,000 options under the 2002 Plan. Under the terms of the 2002 Plan, options are generally granted at prices equal to the fair market value of the Company's shares listed on the Nasdaq National Market. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

As of December 31, 2011, options to purchase 50,685,617 shares of ordinary shares were outstanding, and options to purchase 12,989,343 ordinary shares were available for future grant.

The Company's 2006 Equity Incentive Plan ("2006 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or advisors of the Company. 40,000,000 nonvested ordinary shares are authorized under the 2006 Plan. In December 2008, the shareholders authorized additional 140,000,000 nonvested ordinary shares under the 2006 Plan.

For the nonvested shares granted in 2010, the fair market value of the grant date was used to determine the cost of the nonvested shares. As of December 31, 2011, 56,475,000 shares were outstanding and 1,857,500 shares were available for future grant. The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

The Company recognizes the compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period of the award, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Stock options

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	Options	exercise price	fair value

Options outstanding at January 1, 2009	59,534,640	$0.06	$0.06
Granted	13,240,000	$0.12	$0.15
Forfeited	(11,264,600)	$0.07	$0.07
Exercised	(13,398,120)	$0.04	$0.04

Options outstanding at December 31, 2009	48,111,920	$0.08	$0.09
Granted	6,800,000	$0.15	$0.06
Forfeited	(6,926,580)	$0.08	$0.04
Exercised	(5,498,560)	$0.06	$0.04

Options outstanding at December 31, 2010	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03

Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2009	2010	2011

Weighted average risk-free interest rate	1.21%	1.21%	0.46%
Weighted average expected option life	2.75 years	2.75 years	2.75 years
Weighted average volatility rate	50%	62%	62%
Weighted average dividend yield	-	-	-

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Expected life

The expected life was estimated based on historical and other economic data trended into the future.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of KongZhong over a period comparable to the expected life of the options.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected life of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ADSs of KongZhong as of the grant date was used to determine the fair value of the ordinary shares on that date.

The weighted average per share fair value of options granted in each year was as follows:

	For the years ended December 31,
	2009	2010	2011

Stock options	$0.07	$0.06	$0.10

The total intrinsic value of options exercised during the year ended December 31, 2009, 2010 and 2011 was $3,653,699, $617,438 and $377,622 respectively.

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.00	1,560,000			$157,560	1,560,000			$157,560
$0.01	50,040			4,679	50,040			4,679
$0.07	13,797,537			458,768	9,696,347			322,404
$0.09	2,000,000			32,500	1,250,000			20,313
$0.10	17,800,000			151,300	-			-
$0.12	2,000,000			-	-			-
$0.13	7,518,040			-	4,598,040			-
$0.15	5,960,000			-	2,235,000			-
Total	50,685,617	$0.10	8.08 years	$804,807	19,389,427	$0.10	6.68 years	$504,956

The number of the options expected to vest was 31,296,190 with a weighted-average exercise price of $0.10 and the weighted-average remaining contractual term of 8.95 years. The aggregate intrinsic value of the option expected to vest was $299,851 as of December 31, 2011.

Nonvested shares

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2009	122,237,500	$0.10
Granted	52,400,000	$0.14
Forfeited	(7,202,500)	$0.14
Vested	(31,260,833)	$0.10

Nonvested shares outstanding at December 31, 2009	136,174,167	$0.11
Granted	14,000,000	$0.18
Forfeited	(29,450,000)	$0.09
Vested	(43,130,834)	$0.11

Nonvested shares outstanding at December 31, 2010	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12

Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12

The total intrinsic value of shares vested in the year of 2009, 2010 and 2011 was $9,683,043, $7,644,940 and $3,653,895 respectively.

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2011:

	Nonvested share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
December 19, 2008	$13,200,000	$1,366,200
February 3, 2009	10,000,000	1,035,000
April 1, 2009	2,820,000	291,870
July 10, 2009	5,425,000	561,488
July 15, 2009	120,000	12,420
June 22, 2010	8,750,000	905,625
October 3, 2011	$16,160,000	$1,672,560
Total	$56,475,000	$5,845,163

The Company recorded share-based compensation expenses of $4,211,530, $5,000,256 and $4,579,522 for the years ended December 31, 2009, 2010 and 2011, respectively. The amount of stock-based compensation currently estimated to be expensed from 2012 through 2015 related to unvested share-based payment awards at December 31, 2011 is $7,104,988. This amount will be recognized as presented in the following table.

Year
2012	$4,464,497
2013	1,549,546
2014	751,532
2015	339,413
Total	$7,104,988

That cost is expected to be recognized over a weighted average period of 2.06 years. To the extent the actual forfeiture rate is different from the Company's original estimate, share-based compensation related to these awards may require to be adjusted.

Share repurchase

On September 30, 2011, the Board of Directors, authorized to purchase the ADSs on the open market (the "Purchase Plan"). The number of ADSs to be purchased under the Purchase Plan shall not exceed 5,000,000 ADSs. The aggregate value of ADSs to be purchased under the Purchase Plan shall not exceed $15,000,000. During the year ended December 31, 2011, the Company repurchased 24,299,120 shares of its ordinary shares for a total consideration of $2,748,579. 20,000,000 shares repurchased by the Company were cancelled during 2011, and the remaining shares were cancelled in March 2012.